Concentrations of Credit Risk and Major Customers (Details) - Schedule of Revenue by Major Customers by Reporting Segments - Customer Concentration Risk [Member] - Revenue Benchmark [Member]		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Customer C [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Line Items]
Total revenue ,Percentage	[1],[2]	34.40%	33.00%		26.50%
Customer B [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Line Items]
Total revenue ,Percentage	[3],[4]	24.00%	35.30%		33.40%
Customer A [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Line Items]
Total revenue ,Percentage	[5],[6]	12.90%		[7]		[7]
Customer D [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Line Items]
Total revenue ,Percentage	[4]	11.20%	16.50%		16.70%
Customer E [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Line Items]
Total revenue ,Percentage	[4]	10.70%	11.90%			[7]
Customer [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Line Items]
Total revenue ,Percentage		93.20%	96.70%		76.60%

[1]	Customer C is the same entity as Supplier A below.
[2]	Sales to this customer was reported in the Metal Stamping operating segment.
[3]	Customer B is the same entity as Supplier D below.
[4]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[5]	Customer A is the same entity as Supplier E below.
[6]	Sub-contracting income received was reported in Electric OEM operating segment.
[7]	Represented not reaching 10% threshold in the respective years.